Related Party Transactions and Arrangements (Details) - Schedule of amounts payable to related parties - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Director [Member]
Related Party Transaction [Line Items]
Due to a director and CEO :	[1]	$ 1,561,244	$ 445,305

[1]	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States.